Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Property, Plant and Equipment Estimated Useful Lives

The estimated useful lives are as follows:

•	Buildings and other outside improvements	10-20 years
•	Leasehold improvements	5-10 years
•	Office furniture	10 years
•	Laboratory equipment	3-10 years
•	Office equipment	5 years
•	IT equipment	3 years

Details of Property, Plant and Equipment

Details of property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2021	16,765	4,436	3,171	47,301	71,673
Additions	2,956	5,352	1,339	6,035	15,682
Disposal	-	-	-	(2)	(2)
Reclassification	(1,694)	52,577	(612)	(50,208)	63
Depreciation & impairment expense	(2,442)	(4,065)	(767)	-	(7,275)
Translation adjustments	(852)	(228)	(75)	(141)	(1,296)
Net book value as of December 31, 2021	14,733	58,072	3,056	2,985	78,846
Gross value at end of period	22,426	75,511	5,043	2,985	105,965
Accumulated depreciation and impairment at end of period	(7,693)	(17,440)	(1,987)	(0)	(27,119)

Net book value as of January 1, 2022	14,733	58,072	3,056	2,985	78,846
Additions	56	311	364	2,113	2,844
Disposal	(3)	(193)	(453)	(1,057)	(1,706)
Reclassification	(1,359)	4,211	28	(2,973)	(93)
Depreciation & impairment expense	(1,944)	(8,516)	(711)	0	(11,171)
Translation adjustments	(646)	(220)	(7)	(116)	(989)
Reclassification to assets held for sale	(1,517)	(2,593)	-	-	(4,110)
Net book value as of December 31, 2022	9,321	51,072	2,277	952	63,621
Gross value at end of period	17,742	72,847	4,914	952	96,454
Accumulated depreciation and impairment at end of period	(8,421)	(21,775)	(2,637)	-	(32,832)

Net book value as of January 1, 2023	9,321	51,072	2,277	952	63,621
Additions	-	60	19	993	1,071
Disposal	(173)	(153)	(1)	(64)	(391)
Reclassification	332	258	3	(593)	-
Depreciation & impairment expense	(1,911)	(7,191)	(963)	-	(10,064)
Translation adjustments	298	85	20	40	443
Net book value as of December 31, 2023	7,868	44,131	1,354	1,328	54,681
Gross value at end of period	18,544	73,483	4,973	1,271	98,270
Accumulated depreciation and impairment at end of period	(10,676)	(29,351)	(3,619)	57	(43,589)